PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6. PREPAID EXPENSES AND OTHER CURRENT ASSETS

        Prepaid expenses and other current assets consisted of the following (in RMB thousands):

	December 31,
	2012	2013
Prepaid rental	20,542	19,368
Staff advances and deposits	7,701	9,398
Prepayments to suppliers	2,615	5,384
Others	10,407	10,329

Total	41,265	44,479